Retirement Plans And Postretirement Benefits (Projected Future Postretirement Cash Flow By Year) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 684
Expected employee contributions	0
2017	9,240
2018	9,221
2019	9,221
2020	9,182
2021	9,136
2024-2028	43,993
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	744
Expected employee contributions	0
2017	858
2018	755
2019	824
2020	824
2021	955
2024-2028	8,223
Postretirement Benefit Costs [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	783
Expected employee contributions	0
2017	783
2018	724
2019	663
2020	607
2021	554
2024-2028	2,174
Postretirement Benefit Costs [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	851
Expected employee contributions	0
2017	851
2018	866
2019	891
2020	904
2021	899
2024-2028	$ 4,769